As filed with the U.S. Securities and Exchange Commission on July 30, 2026

File No. 333-271700

File No. 811-23872

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 331	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 333	☒

Themes ETF Trust

(Exact Name of Registrant as Specified in Charter)

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Address of Principal Executive Offices, Zip Code)

(646) 206-1788

(Registrant’s Telephone Number, including Area Code)

Jose C. Gonzalez

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Karen.Aspinall@Practus.com

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On August 29, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 130 (the “Amendment”) to the Registrant’s Registration Statement (filed on February 25, 2026) with respect to 21 of its proposed series (Leverage Shares 5X Long 20+ Treasury Daily ETF, Leverage Shares 5X Long Aerospace & Defense Daily ETF, Leverage Shares 5X Long Artificial Intelligence Daily ETF, Leverage Shares 5X Long China Daily ETF, Leverage Shares 5X Long China Technology Daily ETF, Leverage Shares 5X Long Developed Markets Daily ETF, Leverage Shares 5X Long Emerging Markets Daily ETF, Leverage Shares 5X Long Financials Daily ETF, Leverage Shares 5X Long Gold Miners Daily ETF, Leverage Shares 5X Long Homebuilders Daily ETF, Leverage Shares 5X Long India Daily ETF, Leverage Shares 5X Long Junior Gold Miners Daily ETF, Leverage Shares 5X Long Magnificent 7 Daily ETF, Leverage Shares 5X Long Quantum Computing Daily ETF, Leverage Shares 5X Long Regional Banks Daily ETF, Leverage Shares 5X Long Semiconductors Daily ETF, Leverage Shares 5X Long Uranium Daily ETF, Leverage Shares 5X Long US Large Cap 500 Daily ETF, Leverage Shares 5X Long US Small Cap 2000 Daily ETF, Leverage Shares 5X Long US Growth 100 Daily ETF, and Leverage Shares 5X Long World Stock Daily ETF) until August 29, 2026. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 320 to the Registrant’s Registration Statement, which was filed on July 23, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 331 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwich, State of Connecticut, on this 30th day of July, 2026.

THEMES ETF TRUST

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Trustee and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on July 30, 2026.

Signature	Title

/s/ Jose C. Gonzalez	Trustee and President
Jose C. Gonzalez	(Principal Executive Officer)

/s/ Dobromir Kamburov	Treasurer
Dobromir Kamburov	(Principal Financial Officer and Principal Accounting Officer)

/s/ Sanjay R. Bharwani	Trustee
Sanjay R. Bharwani*

/s/ Neil Fleming	Trustee
Neil Fleming*

/s/ Tracy N. Packwood	Trustee
Tracy N. Packwood*

*By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez

Attorney-in-Fact pursuant to Powers of Attorney previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on November 9, 2023.

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